Organization and basis of financial statements - VIEs (Details)	6 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
Variable interest entity
Contract price exceeding the limit to be called for major contract	$ 100,000
VIE contribution as a percentage of consolidated revenues	92.00%	100.00%
VIE contribution as a percentage of consolidated total assets	87.00%	86.00%
VIE contribution as a percentage of consolidated total liabilities	95.00%	90.00%
Current assets
Cash and cash equivalents	$ 22,544,893		¥ 20,979,642	$ 23,834,125	¥ 21,206,372
Accounts receivable, net	140,112			252,215
Prepayments and other current assets	415,036			1,671,750
Amounts due from a related party	59,157
Deferred tax assets	365,930
Total current assets	25,395,387			27,523,924
Non-current assets
Long-term investment	13,273,361			14,956,443
Goodwill	4,168,219			4,581,112
Property and equipment, net	7,610,476			10,699,010
Intangible assets, net	10,530,838			15,332,396
Total non-current assets	35,747,460			45,568,961
TOTAL ASSETS	61,142,847			73,092,885
Current liabilities
Accrued expenses	1,537,511			861,550
Accounts payable	47,793			77,266
Taxes payable	164,855			127,645
Deferred revenue-current	3,193,145			6,864,731
Related party payables	39,639			46,649
Deferred tax liabilities	31,334			38,744
Total current liabilities	5,177,680			8,016,585
Non-current liabilities
Long-term loans	13,241,558			14,809,302
Deferred revenue-noncurrent	3,320			3,713
Total non-current liabilities	13,302,730			14,813,015
TOTAL LIABILITIES	18,480,410			22,829,600
Revenue	7,294,700	$ 11,851,792
Net loss	(2,984,116)	(43,364)
Net cash provided by operating activities	556,282	1,765,733
Net cash used in investing activities	(304,981)	4,447,027
Net cash provided by financing activities	0
Effects of exchange rate changes on cash	(1,540,533)	46,239
Net cash inflow(outflow)	(1,289,232)	6,258,999
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalents	20,289,363			20,651,502
Accounts receivable, net	20,902			252,215
Prepayments and other current assets	131,155			466,846
Deferred expenses	249,428			1,101,761
Amounts due from a related party	1,209,443			1,589,182
Deferred tax assets	365,930
Total current assets	22,266,221			24,061,506
Non-current assets
Long-term investment	13,039,173			14,673,898
Goodwill				4,581,112
Property and equipment, net	7,528,982			10,597,581
Intangible assets, net	10,249,238			15,143,366
Total non-current assets	30,817,393			44,995,957
TOTAL ASSETS	53,083,614			69,057,463
Current liabilities
Accounts payable	47,793			77,266
Taxes payable	15,367			127,645
Employee benefits payable	48,833			96,838
Deferred revenue-current	3,193,141			6,864,731
Other payables	222,909			5,104,380
Interest payable	594,238
Related party payables				44,107
Deferred tax liabilities				38,744
Total current liabilities	4,122,281			12,353,711
Non-current liabilities
Long-term loans	13,241,558			14,809,302
Deferred revenue-noncurrent				3,713
Total non-current liabilities	13,241,558			14,813,015
TOTAL LIABILITIES	17,363,839			$ 27,166,726
Revenue	6,721,036	11,851,792
Net loss	(1,533,605)	1,640,698
Net cash provided by operating activities	1,586,763	4,630,397
Net cash used in investing activities	(5,526)	(598,310)
Effects of exchange rate changes on cash	(1,943,377)	21,468
Net cash inflow(outflow)	(362,140)	$ 4,053,555
Variable Interest Entity, Primary Beneficiary [Member] | Asset Not Pledged as Collateral [Member]
Non-current assets
TOTAL ASSETS	$ 0